CAPITAL STOCK DISCLOSURE: Schedule of consultant stock option plan (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of consultant stock option plan

	Date of registration*	Registered shares under Plan	Issued to March 31, 2017	As at April 1, 2017	Issued	Cancelled	Balance at March 31, 2018
2011 Plan	11-Apr-11	6,000,000	(4,438,333)	1,561,667	(1,560,000)	(1,667)	--

*      Registered with the Securities and Exchange Commission of the United States of America (SEC) as required under the Securities Act of 1933.

(d)           As at March 31, 2017, the Company had the following active Consultant Stock Compensation Plan:

	Date of registration*	Registered shares under Plan	Issued to March 31, 2016	As at April 1, 2016	Issued	Cancelled	Balance at March 31, 2017
2011 Plan	11-Apr-11	6,000,000	(4,438,333)	1,561,667	--	--	1,561,667
2017 Plan	21-Mar-17	7,250,000	--	7,250,000	(7,250,000)	--	--
		13,250,000	(4,438,333)	8,811,667	(7,250,000)	--	1,561,667